Summary of Significant Accounting Policies (Cash and Cash Equivalents and Short Term Investment) - Additional Information (Detail)	9 Months Ended
Sep. 30, 2012
Cash and cash equivalents | Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period used to classify investments	3 months
Short-term Investments
Summary Of Significant Accounting Policies [Line Items]
Period which investments to be reclassified to short term investment from long term investment	12 months
Short-term Investments | Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period used to classify investments	12 months
Short-term Investments | Minimum
Summary Of Significant Accounting Policies [Line Items]
Maturity period used to classify investments	3 months